Nature of business and organization	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1– Nature of business and organization

EUDA Health Holdings Limited, which until November 17, 2022 was known as 8i Acquisition 2 Corp. (the “Company”, “EUDA” or “8i”) is a company incorporated on January 21, 2021, under the laws of the British Virgin Islands for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Initial Business Combination”).

On November 17, 2022 (the “Closing Date”), EUDA Health Holdings Limited, a British Virgin Islands business company (formerly known as 8i Acquisition 2 Corp.) (the “Company”), consummated the business combination contemplated by the Share Purchase Agreement (the “SPA”) between 8i Acquisition 2 Corp., a BVI business company (“8i”), EUDA Health Limited, a British Virgin Islands business company (“EHL”), Watermark Developments Limited, a British Virgin Islands business company (“Watermark” or the “Seller”), and Kwong Yeow Liew, dated April 11, 2022 and amended May 30, 2022, June 10, 2022, and September 7, 2022. As contemplated by the SPA, a business combination between 8i and EHL was effected by the purchase by 8i of all of the issued and outstanding shares of EHL from the Seller (the “Share Purchase”), resulting in EHL becoming a wholly owned subsidiary of 8i. In addition, in connection with the consummation of the Share Purchase, 8i changed its name to “EUDA Health Holdings Limited.” The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

The Company, through its subsidiaries, operates in two business segments focused on property management services, providing services to shopping malls, office buildings, residential apartments; and after the discontinuation of its medical service operation in September 2023, holistic wellness consumer products and services. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45. Accordingly, assets, liabilities, results of operations, and cash flows related to its medical service practice have been reflected in the accompanying consolidated financial statements as discontinued operation for all periods presented. In 2025, the Company has further expanded to provide non-invasive healthcare products and services in Asia, with a focus on Singapore, Malaysia, and China. The unaudited condensed consolidated balance sheets as of June 30, 2026 and audited consolidated balance sheets as of December 31, 2025, unaudited condensed consolidated statements of operations and comprehensive income (loss) and unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2026 and 2025 have been adjusted to reflect this change (see Note 4).

Acquisition of Fortress Cove Limited

On May 6, 2024, the Company entered into a share purchase agreement (“Share Purchase Agreement”) with certain persons named therein for the acquisition of all outstanding shares of Fortress Cove Limited (“Fortress Cove”), a British Virgin Islands company which is the sole legal and beneficial owner of the entire share capital of CK Health Plus Sdn Bhd, a Malaysian company (“CKHP”) in the direct sale business of holistic wellness consumer products and services in Malaysia. Pursuant to the Share Purchase Agreement, EUDA has agreed to acquire the entire issued capital of Fortress Cove for an aggregate consideration of 500,000 newly issued ordinary shares (“Consideration Shares”), valued at approximately $15.0 million based upon the enterprise fair value of CKHP appraised by an independent third-party valuation firm. An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CKHP’s net income for the fiscal years 2024 and 2025 are met. The acquisition closed on May 8, 2024 (see Note 5).

On July 1, 2024, Meng Dong (James) Tan, Guohui Zhang, Xin Zhang, Yew Phang Chong, and Yew Yen Chong (the “Surrendering Shareholders”) entered into a share surrender deed with the Company. Pursuant to this agreement, the Company determined that the number of Consideration Shares that should have been issued to the Surrendering Shareholders was 428,571 in aggregate, based on the $35 per share price, which was the closing bid price quoted on The Nasdaq Stock Market on May 7, 2024, the date immediately preceding the completion date. The Surrendering Shareholders agreed to surrender an aggregate of 71,429 fully paid Consideration Shares to the Company for no consideration, subject to the terms of the deed.

Collaboration Agreement with Key Lock – April 2025

On April 22, 2025, CK Health entered into a collaboration agreement with Guangdong Key Lock Health Management Co., Ltd. (“Key Lock”), an authorized distributor of Guangdong Cell Biotech Co. Ltd. (“Guangdong Cell Biotech”), a prominent player in stem cell therapies and regenerative medicine, that develops autologous cell treatments and tailored medicines for various disorders. It currently has 37 established stem cell and DNA medical treatment facilities in China and presence in Indonesia and Cambodia. Pursuant to the terms of a distribution agreement between Guangdong Cell Biotech and Key Lock dated April 21, 2025, Key Lock is responsible for promoting and selling Guangdong Cell Biotech’s stem cell therapy packages, managing sales, market development and customer support. Pursuant to the collaboration agreement between CK Health and Key Lock, CK Health will purchase from Key Lock certain stem cell therapy services offered by Guangdong Cell Biotech at certain pre-determined prices and market and sell these services in Singapore and Malaysia; and Key Lock will use its commercial endeavours to ensure proper stem cell therapy services received by EUDA customers at one of Guangdong Cell Biotech’s treatment centers in China. This collaboration agreement is terminable by either party with one month’s notice of termination.

Exclusive Distribution Agreement with Chemokine – August 2025

Chemokine Pte. Ltd. (“Chemokine”) is a Singapore-based biotech company focused on molecular supplements and gene modulating formulations. On July 4, 2025, EUDA entered into an exclusive distribution agreement with Chemokine pursuant to which EUDA has secured the exclusive worldwide distribution rights for a next-generation immune health supplement under the brand name, “EUDA Helixé” in Singapore, Malaysia, and China, developed by Chemokine. In June 2026, EUDA expanded the offering of the EUDA Helixé product line with the launch of the EUDA Regenixé iPSC-derived Skin Stem Cell Secretome Mask (“Regenixé Mask”), a beauty product developed by Chemokine.

Non-exclusive Distribution Agreement with QB Limited – April 2026

Shenzhen Inno Immune Co., Ltd. (“Shenzhen Inno”) is a developer of autologous cellular therapies in China. On April 27, 2026, EUDA entered into a non-exclusive distribution agreement with QB Limited, one of the authorized distributors of Shenzhen Inno, pursuant to which EUDA has obtained the non-exclusive worldwide right to market and sell selected immunotherapies developed and provided by Shenzhen Inno to EUDA’s customers through its subsidiary CK Health. These treatments will be conducted by Shenzhen Inno in its clinic in Shenzhen, China.]

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The accompanying unaudited condensed consolidated financial statements reflect the activities of EUDA and each of the following entities:

Name	Background		Ownership
EUDA Health Limited (“EHL”)	●	A British Virgin Islands company	100% owned by EUDA
	●	Incorporated on June 8, 2021
	●	A holding Company
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) (1) (3)	●	A Singapore company	100% owned by EHL
	●	Incorporated on November 9, 2017
	●	Multi-care specialty group offering range of specialty care services to patients.
EUDA Private Limited (“EUDA PL”) (1) (5)	●	A Singapore company	100% owned by EHL
	●	Incorporated on April 13, 2018
	●	A digital health company that provides a platform to serve the healthcare industry
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”) (1) (5)	●	A Vietnam company	100% owned by EUDA PL
	●	Incorporated on May 2, 2019
	●	A Research and Development Company
Singapore Emergency Medical Assistance Private Limited (“SEMA”) (1) (4)	●	A Singapore company	100% owned by EHL
	●	Incorporated March 18, 2019
EUDA Doctor Private Limited (“ED PL”) (1) (2)	●	Incorporated March 18, 2019	100% owned by EHL
	●	A platform solution for doctors and physicians to find, connect, and collaborate with trusted peers, specialists, and other professionals
	●	Operation has not been commenced
Kent Ridge Hill Private Limited (“KR Hill PL”) (1) (2)	●	A Singapore company	100% owned by EHL
	●	Incorporated on December 1, 2021
	●	A B2B2C pharmaceutical and OTC drugs e-commerce platform to promote its drug products
	●	Operation has not been commenced
Kent Ridge Health Limited (“KRHL”)	●	A British Virgin Islands company	100% owned by EHL
	●	Incorporated on June 8, 2021
	●	A holding company
Zukitech Private Limited (“ZKT PL”) (1) (2)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on June 13, 2019
	●	A holding company
Super Gateway Group Limited (“SGGL”)	●	A British Virgin Islands company	100% owned by KRHL
	●	Incorporated on April 18, 2008
	●	A holding company
Universal Gateway International Pte. Ltd. (“UGI”)	●	A Singapore company	98.3% owned by SGGL
	●	Incorporated on September 30, 2000
	●	Registered capital of RMB 5,000,000
	●	A holding company
Melana International Pte. Ltd. (“Melana”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on September 9, 2000
	●	Property management service that services shopping malls, business office building, or residential apartments

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Tri-Global Security Pte. Ltd. (“Tri-Global”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 10, 2000
	●	Property security service that services shopping malls, business office building, or residential apartments
UG Digitech Private Limited (“UGD”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 16, 2001
	●	A holding company
Nosweat Fitness Company Private Limited (“NFC”) (2)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on July 6, 2021
	●	A virtual personal training platform for fitness enthusiasts
	●	Operation has not been commenced
True Cover Private Limited (“TCPL”) (2)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on December 1, 2021
	●	A B2B e-claims healthcare insurance platform
	●	Operation has not been commenced
KR Digital Pte. Ltd. (“KR Digital”) (1) (2)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on December 29, 2021
	●	Development of software and applications
	●	Operation has not been commenced
Zukihealth Sdn. Bhd. (“Zukihealth”) (1) (2)	●	A Malaysian company	100% owned by KR Digital
	●	Incorporated on February 15, 2018
	●	Distribution of health care supplement products
	●	Operation has not been commenced
Euda Health Pte. Ltd. (“EHPL”)	●	A Singapore company	100% owned by EHHL
	●	Incorporated on May 26, 2023
	●	Management consultancy services for healthcare organization
Fortress Cove Limited (“Fortress Cove”)	●	British Virgin Islands company	100% owned by EUDA
	●	Incorporated on November 2, 2023
	●	A holding company
EUDA Health Malaysia Sdn Bhd (formerly known as CK Health Plus Sdn Bhd) (“CKHP”) (6) (8)	●	A Malaysian company	7% owned by Fortress Cove, and 93% owned by EHHL
	●	Incorporated on November 23, 2023
	●	Direct sale of holistic wellness consumer products and services in Malaysia
Weith Management Limited (“Weith”) (7)	●	British Virgin Islands company	100% owned by EUDA
	●	A holding company
EUDA Health HK Limited (“EHHK”)	●	A Hong Kong company	100% owned by EHPL
	●	Incorporated on 30 March 2026
	●	Operation has not been commenced
Guangdong EUDA Health Management Co., Ltd (“EHChina”)	●	A PRC limited liability company	100% owned by EHHK
	●	Incorporated on 11 June 2026
	●	Operation has not been commenced

(1)	These entities were presented as a discontinued operation in accompanying consolidated financial statements.

(2)	On August 28, 2023, these entities were struck off and dissolved.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

(3)	On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.

(4)	On January 1, 2024, the Company lost control of SEMA while it was undergoing liquidation. Accordingly, the Company deconsolidated SEMA from its consolidated financial statements effective as of that date.

(5)	On January 1, 2024, the Company lost control of Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated Euda PL and ZKTV PL from its consolidated financial statements effective as of that date.

(6)	On February 17, 2025, EHHL and Fortress subscribed for equity interests in CKHP. On April 16, 2025, EHHL made an additional equity subscription in CKHP. As of the date of this report, EHHL and Fortress hold approximately 93% and 7% equity interests in CKHP, respectively.

(7)	On April 30, 2025, the Company acquired 100% equity interest in Weith from Alfred Lim, an executive director and shareholder of the Company, for nil consideration. As of the date of issuance of these consolidated financial statements, Weith has no substantive operations other than serving as a holding company.

(8)	On January 8, 2026, CKHP changed its name to EUDA Health Malaysia Sdn. Bhd.